Expense Example, No Redemption {- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 20%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 20%: Class A
Expense Example, No Redemption:
1 Year	$ 654
3 Years	822
5 Years	1,004
10 Years	1,530
Fidelity Advisor Asset Manager 20%: Class M
Expense Example, No Redemption:
1 Year	455
3 Years	678
5 Years	919
10 Years	1,610
Fidelity Advisor Asset Manager 20%: Class C
Expense Example, No Redemption:
1 Year	161
3 Years	499
5 Years	860
10 Years	1,674
Fidelity Advisor Asset Manager 20%: Class I
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	701
Fidelity Advisor Asset Manager 20%: Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604